OTHER LONG-TERM DEBT	12 Months Ended
Dec. 31, 2020
Loans Payable [Abstract]
OTHER LONG-TERM DEBT

NOTE 11 - OTHER LONG-TERM DEBT

A.Composition:

	As of December 31,
	2020	2019
Long-term JPY loan – principal amount – see B and C below	$106,719	$101,365
Capital leases and other long-term liabilities – see D below	162,171	60,277
Operating leases – see E below	18,990	17,828
Less - current maturities	(65,658)	(28,201)
	$222,222	$151,269

F - 26

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 11 - OTHER LONG-TERM DEBT (Cont.)

B.Repayment Schedule of Long-term JPY Loan:

	As of December 31, 2020
	Interest rate	2021	2022	2023	2024	2025	Total
Long-term JPY loan	1.95%	$23,715	$23,715	$23,715	$23,715	$11,859	$106,719

C.Long-term JPY loan

In June 2018, TPSCo refinanced its two outstanding loans with 11 Billion JPY (approximately $100,000) new asset-based loan agreements with a consortia of financial institutions comprised of (i) JA Mitsui Leasing, Ltd., (ii) Sumitomo Mitsui Trust Bank, Limited (SMTB) replaced in 2020 by Sumitomo Mitsui Finance and Leasing Company, Limited (SMFL), (iii) Sumitomo Mitsui Banking Corporation (SMBC) and (iv) China trust Commercial Bank Corporation (CTBC) replaced in 2020 by Mitsubishi UFJ Lease & Finance Co. Ltd (MUL) (“JP Loan”). The JP Loan carries a fixed interest rate of 1.95% per annum with principal payable in nine semiannual payments from June 2021 until June 2025. The JP Loan is secured mainly by a lien over the machinery and equipment of TPSCo located in the Uozu and Tonami manufacturing facilities. Outstanding principal amount was approximately $107,000 as of December 31, 2020.

The JP Loan also contains certain financial ratios and covenants, as well as customary definitions of events of default and acceleration of the repayment schedule. TPSCo’s obligations pursuant to the JP Loan are not guaranteed by Tower, NTCJ, or any of its affiliates.

As of December 31, 2020, TPSCo was in compliance with all of the financial ratios and covenants under the amended JP Loan.

D.Capital Lease Agreements and Other Long-Term Liabilities

Certain of the Company’s subsidiaries enter, from time to time, into capital lease agreements for certain machinery and equipment it operates in some of its fabrication facilities, usually for a period of four years, with an option to buy the machinery and equipment after a period of between three to four years from the start of the lease period. The lease agreements contain annual interest rates of approximately 2% and the assets under the lease agreements are pledged to the lender until the time at which the respective subsidiary will buy the assets. The obligations under the capital lease agreements are guaranteed by Tower, except for TPSCo’s obligations under its capital lease agreements.

TPSCo leases its fabrication facility buildings in Japan from NTCJ under a long-term capital lease that was renewed in 2020 for continuation of the lease until at least March 2032. Under the lease agreement, TPSCo and NTCJ are expected to make best efforts to negotiate the purchase of the relevant facilities, buildings and related land, based on terms and conditions stipulated in the lease agreement, however if mutually agreed terms are not reached, the lease contract will continue until at least 2032.

F - 27

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 11 - OTHER LONG-TERM DEBT (Cont.)

As of December 31, 2020 and 2019, the Company’s total outstanding capital lease liabilities for fixed assets was $159,650 and $60,277, respectively, of which $34,863 and $21,070 respectively, were included under current maturities of long-term debt.

The following presents the maturity of capital lease and other long-term liabilities as of December 31, 2020:

Fiscal Year
2021	$38,136
2022	36,606
2023	25,350
2024	26,808
2025	6,788
2026 and on	39,111
Total	172,799
Less - imputed interest	(10,628)
Total	$162,171

E.Operating Lease Agreements

In 2019, the Company adopted ASU No. 2016-02, "Leases" (Topic 842). The Company enters from time to time into operating leases for office space, operating facilities and vehicles. Operating lease cost for the years ended December 31, 2020, 2019 and 2018 was $7,627, $8,045 and $8,773, respectively. During 2020, cash paid for operating lease liabilities was $7,065.

The following presents the composition of operating leases in the balance sheets:

	Classification in the Consolidated Balance Sheets	December 31, 2020	December 31, 2019
Right of use - assets under operating leases	Deferred tax and other long-term assets, net	$18,990	$17,828
Lease liabilities:
Current operating lease liabilities	Current maturities of long-term debt	$6,550	$7,131
Long-term operating lease liabilities	Other long-term debt	12,440	10,697
Total operating lease liabilities		$18,990	$17,828
Weighted average remaining lease term (years)		5.1	4.9
Weighted average discount rate		1.94%	1.95%

F - 28

TOWER SEMICONDUCTOR LTD. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2020

(dollars in thousands, except per share data)

NOTE 11 - OTHER LONG-TERM DEBT (Cont.)

The following presents the maturity of operating lease liabilities as of December 31, 2020:

Fiscal Year
2021	$6,564
2022	3,526
2023	2,301
2024	2,166
2025	2,202
Thereafter	2,893
Total	19,652
Less – imputed interest	(662)
Total	$18,990

F.Wells Fargo Credit Line

TSNP entered into an agreement with Wells Fargo Capital Finance, part of Wells Fargo & Company (“Wells Fargo”), for a secured asset-based revolving credit line in the total amount of up to $70,000, maturing in 2023 (the “TSNP Credit Line Agreement”). The applicable interest on the loans is at a rate equal to, at lender’s option, either the lender’s prime rate plus a margin ranging from 0.0% to 0.5% or the LIBOR rate plus a margin ranging from 1.25% to 1.75% per annum.

The outstanding borrowing availability varies from time to time based on the levels of TSNP’s eligible accounts receivable, eligible equipment, eligible inventories and other terms and conditions described in the TSNP Credit Line Agreement. The obligations of TSNP under the TSNP Credit Line Agreement are secured by a security interest on all the assets of TSNP. The TSNP Credit Line Agreement contains customary covenants and other terms, including customary events of default. TSNP’s obligations pursuant to the TSNP Credit Line Agreement are not guaranteed by Tower or any of its affiliates.

As of December 31, 2020, TSNP was in compliance with all of the covenants under the TSNP Credit Line Agreement.

As of December 31, 2020, borrowing availability under the TSNP Credit Line Agreement was approximately $69,000, of which approximately $1,000 was utilized through letters of credit.

As of December 31, 2020 and 2019, no loan amounts were outstanding under the TSNP Credit Line Agreement.